UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2927

Dryden Tax-Free Money Fund, Inc.

(Exact name of registrant as specified in charter)

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Address of principal executive offices)

Jonathan D. Shain

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-802-6469

Date of fiscal year end: 12/31/03

Date of reporting period: 12/31/03

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Dryden Tax-Free Money Fund

DECEMBER 31, 2003	ANNUAL REPORT

FUND TYPE

Money market

OBJECTIVE

The highest level of current income that is exempt from federal income taxes, consistent with liquidity and the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a service mark of The Prudential Insurance Company of America.

Dear Shareholder,

February 23, 2004

As you may know, the mutual fund industry recently has been the subject of much media attention. As president of your Fund, I’d like to provide you with an update on the issues as they pertain to JennisonDryden mutual funds.

Regulators and government authorities have requested information regarding trading practices from many mutual fund companies across the nation. Our fund family has been cooperating with inquiries it has received, and at the same time, Prudential Financial, Inc. has been conducting its own internal review. This review encompasses the policies, systems, and procedures of our fund family, Prudential Financial’s investment units and its proprietary distribution channels. The review also includes mutual fund trading activity by investment professionals who manage our funds.

Market timing

The frequent trading of shares in response to short-term fluctuations in the market is known as “market timing”. When market timing occurs in violation of a fund’s prospectus, in certain circumstances, a fund may have to sell portfolio securities to have the cash necessary to redeem the market timer’s shares. The redemption may happen when it is not advantageous to sell securities and result in harming the fund’s performance and/or subject the fund to additional transaction costs.

Prudential Investments LLC, the Fund’s investment manager, has actively discouraged market timing and for years our mutual fund prospectuses have identified and addressed this issue. Prudential Investments has established operating policies and procedures that are designed to detect and deter frequent trading activities that would be disruptive to the management of our mutual fund portfolios, and has rejected numerous orders placed by market timers in the past.

Late trading

The Securities and Exchange Commission requires that orders to purchase or redeem mutual fund shares be received either by the fund or by an intermediary (such as a broker, financial adviser, or 401(k) record keeper) before the time at which the fund calculates its net asset value (normally 4:00 p.m., Eastern time) if they are to receive that day’s price. The policies of our mutual funds do not make and have not made allowances for the practice known as “late trading”.

For more than 40 years we have offered investors quality investment products, financial guidance, and responsive customer service. Today we remain committed to this heritage and to the highest ethical principles in our investment practices.

Sincerely,

Judy A. Rice, President

Dryden Tax-Free Money Fund

Dryden Tax-Free Money Fund	1

Your Fund’s Performance

Fund Objective

The investment objective of the Dryden Tax-Free Money Fund (the Fund) is to seek the highest level of current income that is exempt from federal income taxes, consistent with liquidity and the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

Fund Facts as of 12/31/03
	7-Day Current Yield	Net Asset Value (NAV)	Taxable Equivalent Yield**			Weighted Avg. Maturity (WAM)	Net Assets (Millions)
			@28%	@33%	@35%
Dryden Tax-Free Money Fund	0.43%	$1.00	0.60%	0.64%	0.66%	54 Days	$188.8

iMoneyNet, Inc. Tax-Free National Retail Avg.*	0.52%	N/A	0.72%	0.78%	0.80%	46 Days	N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

*	iMoneyNet, Inc. reports a 7-day current yield and WAM on Mondays for tax-free money funds. This is the data of all funds in the iMoneyNet, Inc. Tax-Free National Retail Average category as of December 29, 2003, the closest date to the end of our reporting period.

**	Some investors may be subject to the federal alternative minimum tax (AMT).

2	Visit our website at www.jennisondryden.com

Money Market Fund Yield Comparison

Weighted Average Maturity Comparison

Past performance is not indicative of future results. The graphs portray weekly 7-day current yields and weekly WAMs for Dryden Tax-Free Money Fund and the iMoneyNet, Inc. Tax-Free National Retail Average every Monday from December 30, 2002 to December 29, 2003, the closest dates to the beginning and end of our reporting period. The data portrayed at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of December 31, 2003.

Dryden Tax-Free Money Fund	3

Investment Adviser’s Report

Prudential Investment Management, Inc.

Low rates dominated the investment landscape in 2003

For investors in municipal money market securities, 2003 proved to be a challenging investment environment. The low level of interest rates complicated the search for high-quality municipal money market securities with attractive yields. There was continued concern about the credit quality of municipal securities as state and local municipalities continued to deal with budget deficits. Consequently, our strategy aimed to maintain a conservative approach to security selection, enhance the Fund’s yield, and provide its shareholders with easy access to their money. The Fund’s net asset value (NAV) remained at $1.00 per share throughout 2003.

Early in 2003, a seasonal decline in yields known as the “January effect” occurred as investors rushed to reinvest cash from coupon payments, bond calls, and maturing bonds that they received in the first week of January. We had prepared the Fund to ride out this period by investing in longer-term municipal money market securities in late 2002. Our purchases enabled the Fund to begin 2003 with a weighted average maturity (WAM) positioned significantly longer than the average comparable portfolio. (WAM, which is expressed in days, takes into account the maturity and quantity of each security held in a portfolio. It indicates a portfolio’s sensitivity to changes in interest rates.) When rates fall, a longer-than-average WAM helps a portfolio’s yield remain higher for a longer period of time.

Good value in tax-exempt commercial paper (TECP)

Yields continued to decline in early 2003 after the January effect ended. This occurred because the Federal Reserve (the Fed) was expected to reduce short-term interest rates in coming months with a goal of encouraging growth in an economy that was hurt by the threat of war in Iraq. However, short-term tax-exempt yields rose in late March and throughout April due to anticipated tax-time redemptions from municipal money market funds. During this time, we took advantage of attractive investment opportunities that lengthened the Fund’s WAM. We purchased TECP that matured in mid-July and mid-September. This enabled the Fund to ride out the July effect, another seasonal decline in yields that occurred in early July for the same reasons as the January effect. We also invested in notes that matured at the end of 2003, which prepared the Fund to meet its seasonal shareholder liquidity needs.

Interbank rate for overnight loans reduced to 1% in June

Municipal money market yields turned sharply lower again in May and early June amid renewed speculation that the Fed would ease monetary policy. Prior to the central bank’s meeting scheduled for late June, we continued to lengthen the Fund’s WAM by purchasing more notes that matured in December 2003 and others due in one year. When Fed policymakers met, the interbank rate for overnight loans was reduced a quarter of a percentage point to 1%. Afterward, signs that the economy was

4	Visit our website at www.jennisondryden.com

improving drove money market yields higher in the summer of 2003 amid concern that the Fed might begin to consider increasing short-term rates.

Securities due in one year generally yielded little more than shorter-term securities in the summer and autumn of 2003 because the municipal money market yield curve was relatively flat. (Yield curves show the relationship between the yields of securities from the shortest to the longest maturities.) We purchased TECP that matured in 30 to 60 days because we believed we were not being offered adequate compensation to invest in longer-term municipal money market securities, particularly in a potentially rising-interest-rate environment. However, at year-end we invested in securities known as “put” bonds. Some of these debt securities pay fixed rates for six months and others for one year, after which investors will receive par and accrued interest when they deliver the bonds back to the issuer for payment. Our purchases prepared the Fund to ride out the January effect in 2004.

Dryden Tax-Free Money Fund	5

This Page Intentionally Left Blank

Portfolio of Investments

as of December 31, 2003

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Alaska 6.4%

Phillips Trans. Inc., Ser. C	VMIG2	1.25%	6/01/04	$1,600	$1,600,000
Roaring Fork Mun. Prods. LLC,
Ser. 2001-8, Cert., Class A, A.M.T., F.R.W.D.	A1+(c)	1.43	1/02/04	1,430	1,430,000
Ser. 2002-4, A.M.T.	VMIG1	1.25	4/01/04	1,000	1,000,000
Ser. 2002-15, Cert., Class A, F.R.W.D.	VMIG1	1.36	1/02/04	3,110	3,110,000
Ser. 2003-3, Cert., Class A, F.R.W.D.	A1+(c)	1.38	1/02/04	3,175	3,175,000
Valdez Marine Terminal Rev.,
Ref. Arco Trans. Proj., Ser. B, A.N.N.M.T.	VMIG2	2.00	1/02/04	250	250,985
Ref. Phillips Proj., Ser. C, A.N.N.M.T.	VMIG2	2.00	1/02/04	1,500	1,505,939

					12,071,924

Arizona 5.2%

Arizona Hsg. Fin. Auth. Multi-Fam. Hsg. Rev., Var. Hsg., Santa Carolina Apts. Proj., A.M.T.	MIG1	1.25	4/30/04	3,850	3,850,000
Phoenix Ind. Dev. Auth., Safeway Inc. Ice Cream Plant Proj., A.M.T., Ser. 2002, S.E.M.M.T.	A-1(c)	1.15	4/01/04	1,000	1,000,000
Pima Cnty. Ind. Dev. Auth. Sngl. Fam. Mtge. Rev., A.M.T., Ser. 2002, A.N.N.M.T.	NR	1.12	1/26/04	5,015	5,015,000

					9,865,000

California 7.1%

Calif. St. Comnty. Dev. Auth. Rev., Kaiser Perm., Ser. 2002B, F.R.W.D.	VMIG2	1.19	1/07/04	3,600	3,600,000
Calif. St., Mun. Secs. Trust. Rcpts., SGA 119, G.O., F.G.I.C., F.R.D.D.	A1+(c)	1.35	1/02/04	3,200	3,200,000

See Notes to Financial Statements

DrydenTax-Free Money Fund	7

Portfolio of Investments

as of December 31, 2003 Cont’d.

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Calif. Statewide Cmnty. Dev. Auth. Rev., Kaiser Permanente, Ser. A, A.N.N.M.T.	VMIG2	1.38%	1/02/04	$2,500	$2,500,000
Los Angeles Dept. Airports Rev., Sub. L.A. Intl. Airport, A.M.T., Ser. A	VMIG1	1.25(b)	11/15/04	2,200	2,200,000
San Jose Intl. Airport, Ser. A, A.M.T.	P1	1.20	1/09/04	2,000	2,000,000

					13,500,000

Colorado 2.2%

Colorado Hlth. Facs. Auth. Rev., Sisters Charity Hlth. Sys., Ser. A	VMIG1	1.23	12/01/04	4,100	4,100,000

Florida 6.2%

Highlands Cnty. Hlth. Facs. Auth. Rev., Hosp. Adventist Hlth. Sys., Ser. C, F.R.W.D.	VMIG2	1.45	1/02/04	1,000	1,000,000
Jacksonville Econ. Dev. Cmnty. Hlth. Care Facs. Rev., Ser. A	VMIG1	1.23	12/01/04	1,000	1,000,000
Jacksonville Elec. Auth. Rev., Fltr. Certs., Ser. 127, F.R.W.D.	A-1(c)	1.10	6/24/04	1,995	1,995,000
Orange Cnty. Hlth. Facs. Auth. Rev., Ser. 171, F.R.W.D., F.S.A.	A-1(c)	1.38	1/02/04	6,425	6,425,000
Sunshine St. Govt., Ser. G	P1	1.10	1/12/04	1,240	1,240,000

					11,660,000

Georgia 2.0%

De Kalb Cnty. Hsg. Auth. Multi-Fam. Hsg. Rev., Stone Mill Run Apts. Proj., Ser. 2000, A.M.T., F.R.W.D.	A-1(c)	1.53	1/02/04	1,310	1,310,000
Stephens Cnty. Dev. Auth. Ind. Dev. Rev., Caterpillar Inc. Proj., A.M.T., F.R.W.D.	P1	1.53	1/02/04	1,000	1,000,000
Stephens Cnty. Dev. Auth. Solid Wste. Disp. Facs. Rev., Caterpillar Inc. Proj., Ser. 2000, A.M.T., F.R.W.D.	P1	1.53	1/02/04	1,520	1,520,000

					3,830,000

See Notes to Financial Statements

8	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Hawaii 0.1%

Hawaii St., Rfdg., Ser. 1998CS, G.O.	Aaa	5.25%	4/01/04	$260	$262,557

Illinois 12.5%

Channahon Rev.,
Morris Hosp., Ser. A, F.R.W.D.	A-1+(c)	1.34	1/02/04	4,610	4,610,000
Morris Hosp., Ser. D, F.R.W.D.	A-1+(c)	1.34	1/02/04	3,330	3,330,000
Chicago Hsg. Auth. Cap. Prog. Rev., Ser. 576, F.R.W.D.	A-1(c)	1.34	1/02/04	3,000	3,000,000
Cook Cnty. Cap. Impvt., Ser. B11, M.E.R.L.O.T., F.R.W.D.	VMIG1	1.21	1/07/04	3,500	3,500,000
Illinois Dev. Fin. Auth. Rev., Aurora Cent. Catholic High Sch., F.R.W.D.	A-1(c)	1.45	1/07/04	1,000	1,000,000
Illinois Hlth. Facs. Auth. Rev.,
Mem. Hlth. Sys., F.R.D.D.	VMIG1	1.37	1/02/04	1,100	1,100,000
Servant Cor. Falcon II, Ser. 1996A, F.R.W.D.	A-1(c)	1.30	1/07/04	7,100	7,100,000

					23,640,000

Indiana 0.5%

South Bend Econ. Dev. Rev., Dynamic REHC Proj., Ser. 1999, A.M.T., F.R.W.D.	NR	1.40	1/07/04	1,025	1,025,000

Iowa 2.8%

Iowa Fin. Auth. Ret. Cmnty. Rev., Western Homes Cmntys. Proj., F.R.W.D.	VMIG1	1.00	1/08/04	3,000	3,000,000
Iowa Fin. Auth. Sngl. Fam. Rev., Mtg., Ser. K	VMIG1	1.20	12/21/04	1,050	1,050,000
Iowa Higher Ed. Ln. Auth. Rev., Grand View, Ser. 2003D, R.A.N.	SP-1(c)	2.00	5/24/04	1,200	1,201,855

					5,251,855

See Notes to Financial Statements.

DrydenTax-Free Money Fund	9

Portfolio of Investments

as of December 31, 2003 Cont’d.

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Kentucky 0.6%

Kentucky Interlocal Sch. Trans. Assoc. Equip. Lease Rev., Ser. 2003	VMIG1	2.00%	3/01/04	$1,065	$1,066,350

Louisiana 3.2%

Louisiana St. Offshore Terminal Auth. Deepwater Port Rev., Loop Inc., First Stage, Ser. A	A-1(c)	1.10	1/29/04	5,970	5,970,000

Maine 2.2%

Lewiston Ind. Dev. Rev., Diamond Tpke. Assoc., Ser. 1999, A.M.T., F.R.W.D.	A-1+(c)	1.40	1/02/04	3,300	3,300,000
York Rev., Stonewall Realty LLC Proj., Ser. 1999, A.M.T., F.R.W.D.	VMIG1	1.65	1/02/04	915	915,000

					4,215,000

Maryland 0.3%

Maryland St. Cmnty. Dev. Admin. Dept. Hsg. & Cmnty. Dev., Residential, Ser. E, A.M.T.	VMIG1	1.25	12/21/04	500	500,000

Massachusetts 0.2%

Mass. St. Ind. Fin. Agcy. Rev., Peterson Amer. Corp. Proj., Ser. 1996, A.M.T., F.R.W.D.	NR	1.40	1/07/04	400	400,000

Michigan 7.5%

Michigan St. Bldg. Auth. Rev.,	P1	1.05	2/12/04	5,000	5,000,000
Michigan St. Job Dev. Auth. Rev., Frankenmuth Proj., Ser. A	A1	1.20	1/02/04	1,100	1,100,000
Michigan St., Ser. 2002A	VMIG1	1.15	11/02/04	2,500	2,500,000
Walled Lake Cons. Sch. Dist. Mun. Trust Cert., Class A, ZTC18, F.R.W.D.	VMIG1	1.38	1/02/04	5,575	5,575,000

					14,175,000

See Notes to Financial Statements

10	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Minnesota 2.2%

Owatonna Hsg. Rev., Second Century Proj., Ser. A, F.R.W.D.	MIG1	1.43%	1/02/04	$4,120	$4,120,000

Mississipi 0.1%

De Soto Cnty. Sch. Dist., Ltd. Tax Notes, Ser. 2002, G.O., F.S.A.	Aaa	5.50	4/01/04	250	252,668

Missouri 0.3%

Missouri St. Hlth. & Edl. Facs. Auth. Edl. Facs. Rev., St. Louis Univ., F.R.D.D.	VMIG1	1.37	1/02/04	235	235,000
St. Louis Brd. Ed., Ser. A, G.O., F.G.I.C.	Aaa	8.50	4/01/04	250	254,496

					489,496

Montana 0.6%

Butte Silver Bow Mont. Poll. Ctrl. Rev., Rhone-Poulenc Inc. Proj., Ser. 1992, F.R.W.D.	Aa2	1.30	1/07/04	1,100	1,100,000

Nebraska 0.6%

York Ind. Dev. Rev., Kroy Bldg. Prods. Inc. Proj., Ser. 1998, A.M.T., F.R.W.D.	A-1(c)	1.47	1/02/04	1,100	1,100,000

Nevada 1.8%

Clark Cnty., Mun. Trust Cert., ZTC 27, Class A, F.R.W.D.	VMIG1	1.38	1/02/04	3,425	3,425,000

New York 1.8%

New York City Transitional Fin. Auth., NYC Recov. Ser. 3, Subser. 3B, F.R.D.D.	VMIG1	1.34	1/02/04	2,400	2,400,000
New York St. Power Auth. Rev.,	P1	1.05	1/21/04	1,000	1,000,000

					3,400,000

See Notes to Financial Statements

DrydenTax-Free Money Fund	11

Portfolio of Investments

as of December 31, 2003 Cont’d.

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Ohio 0.9%

East Lake Ind. Dev. Rev., Astro Model Dev. Corp. Prog., Ser. 1996, A.M.T., F.R.W.D.	NR	1.55%	1/02/04	$1,725	$1,725,000

Oklahoma 3.4%

Oklahoma Hsg. Dev. Auth. Multi-Fam. Rev., Affordable Hsg. Acq., Ser. A, F.R.W.D.	VMIG1	1.45	1/02/04	6,500	6,500,000

South Dakota 2.0%

Grant Cnty. Poll. Ctrl. Rev., Rfdg., Otter Tail Pwr. Co. Proj., Ser. 1993, F.R.W.D.	VMIG1	1.45	1/02/04	2,400	2,400,000
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Rapid City Reg. Hosp., F.R.D.D.	VMIG1	1.32	1/02/04	1,400	1,400,000

					3,800,000

Tennessee 1.1%

Memphis Elec. Sys. Rev., Putters, Ser. 377, M.B.I.A.	A-1+(c)	1.28	12/09/04	2,000	2,000,000

Texas 16.2%

Houston, Water & Sewer Proj., Ser. A, G.O., T.E.C.P.	P1	1.05	2/10/04	2,900	2,900,000
ABN Amro Munitops Certs. Trust, Ser. 2003-22 Multi St. Non-Amt. Cert., G.O.	VMIG1	1.05	2/25/04	4,995	4,995,000
Brazos Hbr. Ind. Dev. Corp. Environ. Facs. Rev., Conocophillips Co. Proj., A.M.T.	VMIG2	1.375	8/02/04	200	200,000
Cty. Of San Antonio Wtr. Sys.,	P1	1.10	1/22/04	2,500	2,500,000
Fort Worth Wtr. & Swr. Rev., Ref. & Impt., Ser. 1998	Aa2	5.00	2/17/04	255	256,178
Pasadena Indpt. Sch. Dist., Ser. A, G.O., A.N.N.M.T.	VMIG1	1.35	4/01/04	5,250	5,250,000
Plano Indpt. Sch. Dist., Mun. Trust Cert., ZTC-14, Class A, F.R.W.D.	VMIG1	1.38	1/02/04	3,830	3,830,000

See Notes to Financial Statements

12	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Richardson Indpt. Sch. Dist., Ser. 2000, G.O., A.N.N.M.T.	VMIG1	1.35%	4/01/04	$2,000	$2,000,000
San Antonio Elec. & Gas Rev., Ser. A	Aa1	5.00	2/02/04	1,090	1,093,531
San Antonio Wtr. Sys., Ser. A	P1	1.07	2/10/04	5,000	5,000,000
Texas St., Mun. Trust Cert., ZTC5, F.R.W.D.	VMIG1	1.43	1/02/04	2,590	2,590,000

					30,614,709

Utah 2.6%

Intermountain Pwr. Agy., Ser. B-3, T.E.C.P.	A-1(c)	1.05	2/05/04	5,000	5,000,000

Virginia 1.0%

Louisa Ind. Dev. Auth., Ser. 1987, T.E.C.P.	VMIG1	1.22	2/12/04	1,800	1,800,000

Washington 1.2%

Port Pasco Econ. Dev., Var. Douglas Fruit Co. Inc. Proj., Ser. 1996, A.M.T., F.R.W.D.	A-1+(c)	1.44	1/02/04	1,570	1,570,000
Thurston Cnty. Sch. Dist. No. 003 North Thurston, G.O.	Aaa	2.00	6/01/04	670	672,348

					2,242,348

Wisconsin 7.2%

Appleton Redev. Auth. Redev. Rev., Fox Cities Performing Arts Ctr., Ser. B, F.R.W.D.	VMIG1	1.25	1/07/04	1,000	1,000,000
Butler Ind. Dev. Rev., Western Sts. Envelope, A.M.T., F.R.W.D.	A-1(c)	1.30	1/07/04	1,870	1,870,000
Milton Ind. Dev. Rev., New England Extrusion Proj., Ser. 1998, A.M.T., F.R.W.D.	A-1+(c)	1.50	1/02/04	1,700	1,700,000
Whitewater Ind. Dev. Rev., Trek Bicycle Corp. Proj., Ser. 1995, A.M.T., F.R.W.D.	NR	1.53	1/02/04	2,520	2,520,000
Wisconsin St., Operating Nts.	MIG1	2.25	6/15/04	6,400	6,431,793

					13,521,793

See Notes to Financial Statements.

DrydenTax-Free Money Fund	13

Portfolio of Investments

as of December 31, 2003 Cont’d.

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Total Investments 102.0% (cost $192,623,700)(d)					$192,623,700
Liabilities in excess of other assets (2.0)%					(3,818,257)

Net Assets 100%					$188,805,443

(a)	The following abbreviations are used in the portfolio descriptions:

A.M.T.—Alternative Minimum Tax.

A.N.N.M.T.—Annual Mandatory Tender.

F.G.I.C.—Financial Guaranty Insurance Company.

F.R.D.D.—Floating Rate (Daily) Demand Note(b).

F.R.W.D.—Floating Rate (Weekly) Demand Note(b).

F.S.A.—Financial Security Assurance.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Corporation.

M.E.R.L.O.T.—Municipal Exempt Receipt-Liquid Optional Tender.

R.A.N.—Revenue Anticipation Note.

S.E.M.M.T.—Semi-Annual Mandatory Tender.

T.E.C.P.—Tax Exempt Commercial Paper.

(b)	For purposes of amortized cost valuation, the maturity date of these instruments is considered to be the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c)	Standard & Poor’s Rating.
(d)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.

NR—Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

See Notes to Financial Statements

14	Visit our website at www.jennisondryden.com

Statement of Assets and Liabilities

as of December 31, 2003

Assets

Investments, at amortized cost which approximates market value	$192,623,700
Cash	59,674
Receivable for Fund shares sold	2,833,004
Interest receivable	412,262
Prepaid expenses	8,994

Total assets	195,937,634

Liabilities

Payable for investments purchased	4,600,000
Payable for Fund shares reacquired	2,284,722
Accrued expenses	111,816
Management fee payable	84,272
Distribution fee payable	21,068
Dividends payable	17,108
Deferred directors’ fees	13,205

Total liabilities	7,132,191

Net Assets	$188,805,443

Net assets were comprised of:
Common stock, $.01 par value	$1,889,009
Paid-in capital in excess of par	186,916,434

Net Assets, December 31, 2003	$188,805,443

Net asset value, offering price and redemption price per share, $188,805,443 ÷ 188,900,912 outstanding shares of common stock (authorized 1,500,000,000 shares)	$1.00

See Notes to Financial Statements.

DrydenTax-Free Money Fund	15

Statement of Operations

Year Ended December 31, 2003

Net Investment Income

Income
Interest	$2,565,617

Expenses
Management fee	1,035,688
Distribution fee	258,922
Transfer agent’s fees and expenses	113,000
Custodian’s fees and expenses	103,000
Reports to shareholders	80,000
Registration fees	63,000
Legal fees and expenses	37,000
Audit fee	32,000
Directors’ fees	17,000
Miscellaneous	7,961

Total expenses	1,747,571
Less: custodian fee credit	(72)

Net expenses	1,747,499

Net investment income	818,118

Realized Gain On Investments

Net realized gain on investment transactions	35,589

Net Increase In Net Assets Resulting From Operations	$853,707

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

	Year Ended December 31,
	2003	2002
Increase In Net Assets

Operations
Net investment income	$818,118	$1,732,148
Net realized gain on investment transactions	35,589	21,385

Net increase in net assets resulting from operations	853,707	1,753,533

Dividends and distributions to shareholders (Note 1)	(853,707)	(1,753,533)

Fund share transactions (at $1 per share)
Proceeds from shares sold	681,198,763	545,398,683
Net asset value of shares issued in reinvestment of dividends and distributions	799,668	1,802,725
Cost of shares reacquired	(669,673,108)	(538,650,460)

Net increase in net assets from Fund share transactions	12,325,323	8,550,948

Total increase	12,325,323	8,550,948

Net Assets

Beginning of year	176,480,120	167,929,172

End of year	$188,805,443	$176,480,120

See Notes to Financial Statements

Dryden Tax-Free Money Fund	17

Notes to Financial Statements

Prudential Tax-Free Money Fund, Inc. doing business as Dryden Tax-Free Money Fund (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to attain the highest level of current income that is exempt from federal income taxes, consistent with liquidity and preservation of capital. The Fund will invest in short-term tax-exempt debt securities of state and local governments. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Directors.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Federal Income Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

18	Visit our website at www.jennisondryden.com

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the Fund’s average daily net assets up to $750 million, .425 of 1% of the next $750 million of average daily net assets and .375 of 1% of average daily net assets in excess of $1.5 billion.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”). The Fund compensated PIMS for distributing and servicing the Fund’s shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the Fund’s average daily net assets. The distribution fee is accrued daily and payable monthly.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the year ended December 31, 2003, the Fund incurred fees of approximately $102,700

Dryden Tax-Free Money Fund	19

Notes to Financial Statements

Cont’d

for the services of PMFS. As of December 31, 2003, approximately $8,400 of such fees were due to PMFS. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

Note 4. Distributions and Tax Information

For the year ended December 31, 2003, the tax character of dividends paid, as reflected in the Statement of Changes in Net Assets, was $818,118 and $35,589 of tax-exempt income and ordinary income, respectively. For the year ended December 31, 2002, the tax character of dividends paid was $1,753,533 of tax-exempt income.

The Fund had no distributable earnings as of December 31, 2003.

20	Visit our website at www.jennisondryden.com

Financial Highlights

DECEMBER 31, 2003	ANNUAL REPORT

Dryden Tax-Free Money Fund

Financial Highlights

Year Ended December 31, 2003

Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.00

Net investment income and net realized gains	.004
Dividends and distributions to shareholders	(.004)

Net asset value, end of year	$1.00

Total Return(a):	.42%
Ratios/Supplemental Data:
Net assets, end of year (000)	$188,805
Average net assets (000)	$207,138
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.84%
Expenses, excluding distribution and service (12b-1) fees	.72%
Net investment income	.39%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Year Ended December 31,

2002	2001	2000	1999

$1.00	$1.00	$1.00	$1.00

.009	.023	.034	.025
(.009)	(.023)	(.034)	(.025)

$1.00	$1.00	$1.00	$1.00

.94%	2.26%	3.42%	2.56%

$176,480	$167,929	$166,526	$179,887
$200,609	$182,953	$176,759	$202,718

.86%	.87%	.80%	.81%
.73%	.74%	.68%	.69%
.86%	2.18%	3.38%	2.51%

See Notes to Financial Statements

Dryden Tax-Free Money Fund	23

Report of Independent Auditors

To the Shareholders and Board of Directors of

Dryden Tax-Free Money Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Tax-Free Money Fund, Inc., doing business as Dryden Tax-Free Money Fund (the “Fund”), at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 20, 2004

24	Visit our website at www.jennisondryden.com

Federal Income Tax Information

(Unaudited)

We are required by the Internal Revenue Code to advise you within 60 days of the Fund’s fiscal year end (December 31, 2003) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, we are advising you that in the fiscal year ended December 31, 2003, of the dividends paid from net investment income, $.0038 were federally tax-exempt and $.0002 were ordinary interest dividends.

Information with respect to the state taxability of your investment in the Fund was sent to you under separate cover.

Dryden Tax-Free Money Fund	25

Management of the Fund

(Unaudited)

Information pertaining to the Directors of the Fund is set forth below. Directors who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act are referred to as “Independent Directors.” Directors who are deemed to be “interested persons” of the Fund are referred to as “Interested Directors.” “Fund Complex”† consists of the Fund and any other investment companies managed by Prudential Investments LLC (PI).

Independent Directors2

Delayne Dedrick Gold (65), Director since 19833 Oversees 85 portfolios in Fund complex

Principal occupations (last 5 years): Marketing Consultant (1982-present); formerly Senior Vice President and Member of the Board of Directors, Prudential Bache Securities, Inc.

Other Directorships held:4 None.

Robert E. La Blanc (69), Director since 19963 Oversees 98 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications); formerly General Partner at Salomon Brothers and Vice-Chairman of Continental Telecom; Trustee of Manhattan College.

Other Directorships held:4 Trustee of Storage Technology Corporation (since 1979) (technology), Chartered Semiconductor Manufacturing, Ltd. (since 1998); Titan Corporation (electronics) (since 1995), Computer Associates International, Inc. (since 2002) (software company); FiberNet Telecom Group, Inc. (since 2003) (telecom company); Director (since April 1999) of the High Yield Plus Fund, Inc.

Robin B. Smith (64), Director since 19963 Oversees 97 portfolios in Fund complex

Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing), formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Other Directorships held:4 Director of BellSouth Corporation (since 1992).

Stephen Stoneburn (60), Director since 19963 Oversees 95 portfolios in Fund complex

Principal occupations (last 5 years): President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (a publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media and Senior Vice President of Fairchild Publications, Inc. (1975-1989).

Other Directorships held:4 None

Clay T. Whitehead (65), Director since 19993 Oversees 96 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1983) of National Exchange Inc. (new business development firm).

Other Directorships held:4 Director (since 2000) of the High Yield Plus Fund, Inc.

26	Visit our website at www.jennisondryden.com

Interested Director

Robert F. Gunia (57), Vice President and Director since 19963 Oversees 179 portfolios in Fund complex

Principal occupations (last 5 years): Chief Administrative Officer (since June 1999) of PI; Executive Vice President and Treasurer (since January 1996) of PI; President (since April 1999) of Prudential Investment Management Services LLC (PIMS); Corporate Vice President (since September 1997) of The Prudential Insurance Company of America (Prudential); Director, Executive Vice President and Chief Administrative Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; President (since April 1999) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; formerly Senior Vice President (March 1987-May 1999) of Prudential Securities.

Other Directorships held:4 Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.

Information pertaining to the Officers of the Fund is set forth below.

Officers2

Judy A. Rice (56), President since 2003

Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-in-Charge (since 2003) of PI; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Advisory Services, Inc. and American Skandia Investment Services, Inc.; Director, Officer-in-Charge, President, Chief Executive Officer (since May 2003) of American Skandia Fund Services, Inc.; Vice President (since February 1999) of Prudential Investment Management Services LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly various positions to Senior Vice President (1992-1999) of Prudential Securities; and various positions to Managing Director (1975-1992) of Salomon Smith Barney; Member of Board of Governors of the Money Management Institute.

Marguerite E.H. Morrison (47), Chief Legal Officer since 2003 and Assistant Secretary since 20023

Principal occupations (last 5 years): Vice President and Chief Legal Officer—Mutual Funds and Unit Investment Trust (since August 2000) of Prudential; Senior Vice President and Secretary (since April 2003) of PI; Senior Vice President and Secretary (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; Vice President and Assistant Secretary of PIMS (since October 2001), previously Senior Vice President and Assistant Secretary (February 2001-April 2003) of PI, Vice President and Associate General Counsel (December 1996-February 2001) of PI.

Maryanne Ryan (39), Anti-Money Laundering Compliance Officer since 20023

Principal occupations (last 5 years): Vice President, Prudential (since November 1998), First Vice President, Prudential Securities (March 1997-May 1998); Anti-Money Laundering Compliance Officer (since 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Marketing, Inc.

Grace C. Torres (44), Treasurer and Principal Financial and Accounting Officer since 19963

Principal occupations (last 5 years): Senior Vice President (since January 2000) of PI, Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Advisory Services, Inc.; formerly First Vice President (December 1996-January 2000) of PI and First Vice President (March 1993-1999) of Prudential Securities.

Dryden Tax-Free Money Fund	27

Jonathan D. Shain (45), Secretary since 20013

Principal occupations (last 5 years): Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Fund Services, Inc.; formerly Attorney with Fleet Bank, N.A. (January 1997-July 1998).

†	The Fund Complex consists of all investment companies managed by PI. The Funds for which PI serves as manager include JennisonDryden Mutual Funds, Strategic Partners Funds, American Skandia Advisor Funds, Inc., The Prudential Variable Contract Accounts 2, 10, 11, The Target Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and Prudential’s Gibraltar Fund.

[1]	“Interested” Director, as defined in the 1940 Act, by reason of employment with the Manager, (Prudential Investments LLC or PI), the Subadviser (Prudential Investment Management, Inc. or PIM) or the Distributor (Prudential Investment Management Services LLC or PIMS).

[2]	Unless otherwise noted, the address of the Directors and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

[3]	There is no set term of office for Directors and Officers. The Independent Directors have adopted a retirement policy, which calls for the retirement of Directors on December 31 of the year in which they reach the age of 75. The table shows the individuals length of service as Director and/or Officer.

[4]	This includes only directorships of companies requested to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

Additional information about the Fund’s Directors is included in the Fund’s Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)

28	Visit our website at www.jennisondryden.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

DIRECTORS
Delayne Dedrick Gold • Robert F. Gunia • Robert E. La Blanc • Robin B. Smith • Stephen D. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary • Jonathan D. Shain, Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	PricewaterhouseCoopers LLP	1177 Avenue of the Americas New York, NY 10036

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Dryden Tax-Free Money Fund
	Nasdaq	PBFXX

	CUSIP	26248T301

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Tax-Free Money Fund
	Nasdaq	PBFXX

	CUSIP	26248T301

MF103E  IFS-A087971

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-802-6469, and ask for a copy of the Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. David Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

Form N-CSR, Item 4. Principal Accountant Fees and Services

(a)	Audit Fees

For each of the fiscal years ended December 31, 2003 and December 31, 2002 PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $32,000 for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

None.

(c)	Tax Fees

None.

(d)	All Other Fees

None.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve.

The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants

➢	Annual Fund financial statement audits
➢	Seed audits (related to new product filings, as required)
➢	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Accounting consultations
➢	Fund merger support services
➢	Agreed Upon Procedure Reports
➢	Attestation Reports
➢	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Tax compliance services related to the filing or amendment of the following:
■	Federal, state and local income tax compliance; and,
■	Sales and use tax compliance

➢	Timely RIC qualification reviews
➢	Tax distribution analysis and planning
➢	Tax authority examination services
➢	Tax appeals support services
➢	Accounting methods studies
➢	Fund merger support services
➢	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the

Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

➢	Bookkeeping or other services related to the accounting records or financial statements of the Fund
➢	Financial information systems design and implementation
➢	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
➢	Actuarial services
➢	Internal audit outsourcing services
➢	Management functions or human resources
➢	Broker or dealer, investment adviser, or investment banking services
➢	Legal services and expert services unrelated to the audit
➢	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process, will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e)-(2) Percentage of services referred to in 4(b)- (4)(d) that were approved by the audit committee –Not applicable.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

Not applicable.

(g) Non-Audit Fees

N/A to Registrant. The aggregate non-audit fees billed by PwC for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for each of the last two fiscal years 2003 and 2002 were $1,715,979 and $1,601,295 respectively.

(h) Principal Accountants Independence

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining PwC’s independence.

Item 5 – Reserved

Item 6 – Reserved

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not required in            this filing

Item 8 – Reserved

Item 9 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 – Exhibits

(a)	Code of Ethics – attached hereto

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Tax-Free Money Fund

By (Signature and Title)*	/s/ Jonathan D. Shain Jonathan D. Shain Secretary

Date	February 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice Judy A. Rice President and Principal Executive Officer

Date	February 23, 2004

By (Signature and Title)*	/s/ Grace C. Torres Grace C. Torres Treasurer and Principal Financial Officer

Date	February 23, 2004

*	Print the name and title of each signing officer under his or her signature.